Note 10 - Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Cash Flow, Supplemental Disclosures [Text Block]
10.   Supplementary Cash Flow Information

For the years ended December 31, 2011 and 2010, the Company had the following non-cash investing and financing activities (in thousands):

	Years Ended December 31,
	2011	2010
Non-cash financing and investing activities:
Accrued dividends payable	154	152
Issuance of common stock for MicroFluidic Acquisition	879	—
	1,033	152